Covered Assets and Indemnification Asset (Details 2) (Covered loans, PCI loans, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014
Covered loans | PCI loans
Carrying value and the outstanding contractual balance of the covered PCI loans
Carrying amount	$ 595,218	$ 729,156	$ 595,218
Outstanding balance	874,589	1,022,514	874,589
Changes in the accretable yield for the covered PCI loans
Balance, beginning of period	176,469		156,548
Additions	26,871	167,974	57,581
Increases in expected cash flows		3,492
Disposals of loans	(111)	4,407	(5,372)
Accretion	(17,310)	(19,325)	(33,360)
Balance, end of period	$ 186,141	$ 156,548	$ 186,141